Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interest
The following table presents changes in the redeemable noncontrolling interest as of December 31, 2019 (in thousands):

Balance as of January 1, 2018	$—
Additions (Silversea Cruises acqusition)	537,770
Net income attributable to noncontrolling interest, including the contractual accretion of the put options	4,750
Other	(500)
Balance at December 31, 2018	$542,020
Net income attributable to noncontrolling interest, including the contractual accretion of the put options	28,713
Distribution to noncontrolling interest	(752)
Balance at December 31, 2019	$569,981